Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 550,824	¥ 601,065
Accrued pension and severance costs	89,797	87,657
Film costs	177,741	133,050
Warranty reserves and accrued expenses	103,695	88,409
Future insurance policy benefits	25,304	25,187
Inventory	35,478	32,762
Depreciation	57,140	52,994
Tax credit carryforwards	105,645	74,544
Reserve for doubtful accounts	9,455	6,590
Impairment of investments	22,444	34,663
Other	165,552	164,082
Gross deferred tax assets	1,367,513	1,327,829
Less: Valuation allowance	(1,077,622)	(1,027,530)
Total deferred tax assets	289,891	300,299
Deferred tax liabilities:
Insurance acquisition costs	(150,677)	(154,474)
Future insurance policy benefits	(112,996)	(98,118)
Unrealized gains on securities	(94,065)	(75,467)
Intangible assets acquired through stock exchange offerings	(24,927)	(27,253)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(35,076)	(27,640)
Investment in M3	(37,342)	(38,049)
Other	(66,556)	(78,922)
Gross deferred tax liabilities	(605,111)	(567,041)
Net deferred tax liabilities	(315,220)	(266,742)
Pictures
Deferred tax assets:
Deferred revenue in the Pictures segment	24,438	26,826
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	¥ (83,472)	¥ (67,118)